[LETTERHEAD OF PAUL HASTINGS LLP]


1(212) 318-6097
billbelitsky@paulhastings.com


February 28, 2014


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re: Invesco Unit Trusts, Taxable Income Series 466 (the "Trust") (File No. 333-186407)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., Depositor of the Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 ("Pre-Effective Amendment No. 2") which has been blacklined to reflect changes from Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed with the Securities and Exchange Commission (the "Commission") on April 19, 2013 (accession number 0001528621-13-001185).

It is currently anticipated that a pricing amendment for the Trust will be filed on the evening of Tuesday, March 11, 2014, which will be accompanied by a request that the Commission grant acceleration of the effective date of the amendment as early as practicable on Wednesday, March 12, 2014.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,



/s/ BILL BELITSKY

Bill Belitsky
for PAUL HASTINGS LLP